Financial assets designated at fair value - Financial assets designated at fair value by securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	29,464	24,756
US Treasury and US Government agencies | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	104
UK Government | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	17	41
Hong Kong Government | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	64	16
Other governments | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,247	747
Asset-backed securities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	2	20
Corporate debt and other securities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	3,366	3,465
Equities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	24,760	20,284
Securities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	29,456	24,677
Debt securities issued by banks and other financial institutions | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,621	1,766
Debt securities issued by banks and other financial institutions, guaranteed by governments | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 19